Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Loans receivable - current	$ 24	$ 29
Less: Allowance for loans receivable - current	(24)	(29)	$ (33)	$ (32)
Other receivable	2	374
Other	141	136
Other current assets	$ 143	$ 510